Consolidated Statements of Operations ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Operating revenues:
Sale of power	₨ 7,700,600	$ 118,271	₨ 4,182,985	₨ 2,626,148
Operating costs and expenses:
Cost of operations (exclusive of depreciation and amortization shown separately below)	691,947	10,627	375,787	190,648
General and administrative	1,187,379	18,237	797,161	672,841
Depreciation and amortization	1,882,451	28,912	1,046,565	687,781
Total operating cost and expenses	3,761,777	57,776	2,219,513	1,551,270
Operating income	3,938,823	60,495	1,963,472	1,074,878
Other expense:
Interest expense, net	5,168,218	79,377	2,371,836	2,058,836
(Gain)/Loss on foreign currency exchange, net	45,716	702	(109,128)	343,137
Total other expenses	5,213,934	80,079	2,262,708	2,401,973
Loss before income tax	(1,275,111)	(19,584)	(299,236)	(1,327,095)
Income tax (expense)/ benefit	252,882	3,884	(892,333)	(327,745)
Net loss	(1,022,229)	(15,700)	(1,191,569)	(1,654,840)
Less: Net loss attributable to non-controlling interest	(201,547)	(3,094)	(18,924)	(4,651)
Net loss attributable to APGL	(820,682)	(12,606)	(1,172,645)	(1,650,189)
Net loss attributable to APGL equity shareholders	₨ (827,079)	$ (12,704)	₨ (1,452,571)	₨ (3,027,937)
Net loss per share attributable to APGL equity stockholders Basic and diluted | (per share)	₨ (32.00)	$ (0.49)	₨ (111.00)	₨ (1,722.00)
Shares used in computing basic and diluted per share amounts Equity shares | shares	25,974,111	25,974,111	13,040,618	1,758,080
Compulsorily Convertible Preferred Shares [Member]
Other expense:
Accretion to redemption value | ₨			₨ (235,853)	₨ (1,347,923)
Redeemable Non-controlling Interest [Member]
Other expense:
Accretion to redemption value	₨ (6,397)	$ (98)	₨ (44,073)	₨ (29,825)